Convertible Debentures	12 Months Ended
Jul. 31, 2022
Debt instruments held [abstract]
Convertible Debentures
18. Convertible Debentures
	Note	July 31, 2022	July 31, 2021
		$	$
Unsecured convertible debenture- March 2019	(a)	-	3,406
Unsecured convertible debenture- December 2019	(b)	38,301	33,089
Total convertible debentures		38,301	36,495
Current		38,301	3,406
Non-Current		-	33,089

(a) Unsecured Convertible Debenture March 2019

Balance as at July 31, 2020	$-
Acquired on business combination	3,722
Interest payments	(372)
Interest expense	56
Balance as at July 31, 2021	$3,406
Interest expense	55
Debt repayment	(3,461)
Balance as at July 31, 2022	$-

On June 1, 2021, the Company completed its business acquisition of Zenabis which included the assumption of Zenabis' unsecured convertible debentures issued in March 2019. The debentures bore interest, payable in cash only, from the date of issue at 6.0% per annum, payable semi-annually on June 30 and December 31 of each year and were convertible at a price of $147.29. The convertible debentures were convertible, at the option of the holder, into common shares of the Company at any time prior to the close of business on the last business day immediately preceding the maturity date. On September 27, 2021, the Company repaid, in full, the outstanding principal and interest.

(b) Unsecured Convertible Debenture December 2019

Balance as at July 31, 2020	$28,969
Interest expense	7,331
Interest paid	(3,211)
Balance as at July 31, 2021	$33,089
Interest expense	8,423
Interest paid	(3,211)
Balance as at July 31, 2022	$38,301

On December 5, 2019, the Company closed a $70,000 private placement of convertible debentures. The Company issued a total of $70,000 principal amount of 8.0% unsecured convertible debentures maturing on December 5, 2022 (the “Debentures”). The Debentures are convertible at the option of the holder at any time after December 7, 2020 and prior to maturity at a conversion price of $12.64 per share (the “Conversion Price”), subject to adjustment in certain events. The Company may force the conversion of all of the then outstanding Debentures at the Conversion Price at any time after December 7, 2020 and prior to maturity on 30 days’ notice if the daily volume weighted average trading price of the common shares of the Company is greater than $30.00 for any 15 consecutive trading days.

Upon maturity, the holders of the Debentures have the right to require the Company to repay any principal amount of their Debentures through the issuance of common shares of the Company in satisfaction of such amounts at a price equal to the volume weighted average trading price of the common shares on the TSX for the five trading days immediately preceding the payment date.

In May 2020, the Company provided notice to all holders of the Debentures of an option to voluntarily convert their Debentures into units of the Company (the “Conversion Units”) at a discounted early conversion price of $3.20 (the “Early Conversion Price”) calculated based on the 5-day volume weighted average HEXO Corp. share price (the “VWAP”) preceding the announcement. The VWAP utilized data from both the TSX and NYSE. Each Conversion Unit provided the holder one common share and one-half common share purchase warrant (with an exercise price of $4.00 and term of three years). The early conversion occurred in two phases, the first being on June 10, 2020 followed by the second and final phase June 30, 2020. During phases one and two, $23,595 principal amount and $6,265 principal amount of the Debentures were converted under the Early Conversion Price and into common shares and 3,686,721 and 978,907 common share purchase warrants of HEXO Corp., respectively.

On July 31, 2022 there remains $40,140 in principal debentures (July 31, 2021 - $40,140) outstanding. The accrued and unpaid interest as at July 31, 2022 was $291 (July 31, 2021 - $483).